Note 22 Memorandum item subordinated liabilities at amortized cost (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities at amortized cost [Line Items]
Subordinated deposits	€ 14	€ 12	€ 384
Subordinated certificates	14,794	16,476	17,635
Preferred stock	0	194	159
Compound convertible financial instruments	5,271	6,133	6,782
Other non convertible subordinated liabilities	9,523	10,149	10,693
Total subordinated liabilities at amortized cost	€ 14,808	€ 16,488	€ 18,018